Goodwill And Other Intangibles (Amortization Expense Of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 54	$ 60	$ 73